Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0001479094
Registrant Name	STAG Industrial, Inc.
Registration File Number	333-284881
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES